Income Taxes - Schedule of reconciliation of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Opening balance	$ 1,852,826	$ 1,158,463
Tax (expense)/benefit during the period recognized in profit or loss	$ (1,852,826)	694,363
Closing balance		$ 1,852,826